Summary of Significant Accounting Policies - Schedule of Amortization is Computed Using the Straight-Line Method (Details)	Jun. 30, 2025
Customer Relationship [Member]
Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	10 years
Client Lists [Member]
Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	2 years
License [Member]
Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	20 years
Collaboration Agreement [Member]
Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Software [Member]
Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Software [Member]
Schedule of Amortization is Computed Using the Straight-Line Method [Line Items]
Estimated useful lives	10 years